ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Outstanding gaming chips and tokens	$ 462,689	$ 184,223
Staff cost accruals	182,150	123,978
Gaming tax accruals	180,091	185,223
Construction costs payables	160,168	189,592
Customer deposits and ticket sales	117,582	83,265
Operating expense and other accruals and liabilities	116,889	143,318
Property and equipment payables	47,273	87,291
Interest expenses payable	33,071	32,755
Escrow funds refundable to the Philippine Parties		23,417
Land use rights payable		3,788
Total Accrued Expenses and Other Current Liabilities	$ 1,299,913	$ 1,056,850